Note 14 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 14 - Income Taxes (Details) [Line Items]
Deferred Tax Liabilities, Net, Noncurrent	$ 10,870,063
Valuation Allowance, Deferred Tax Asset, Change in Amount	11,200,000	1,300,000
Deferred Tax Assets, Operating Loss Carryforwards	39,900,000	8,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	13,200,000
Liability for Uncertain Tax Positions, Current	40,000	40,000
Foreign Tax Authority [Member] | ISRAEL
Note 14 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 13,500,000